Accounts Receivable (Details) - Schedule of Impaired trade receivables - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable (Details) - Schedule of Impaired trade receivables [Line Items]
Total	$ 2,309,247	$ 3,966,086
Total, percentage		100.00%	100.00%
Current [Member]
Accounts Receivable (Details) - Schedule of Impaired trade receivables [Line Items]
Total	1,443,763	$ 2,305,065
Total, percentage		62.50%	58.10%
1 - 30 days [Member]
Accounts Receivable (Details) - Schedule of Impaired trade receivables [Line Items]
Total	603,980	$ 1,333,789
Total, percentage		26.20%	33.60%
31 - 60 days [Member]
Accounts Receivable (Details) - Schedule of Impaired trade receivables [Line Items]
Total	80,152	$ 97,110
Total, percentage		3.50%	2.40%
61 - 90 days [Member]
Accounts Receivable (Details) - Schedule of Impaired trade receivables [Line Items]
Total	37,007	$ 125,456
Total, percentage		1.60%	3.20%
91 and over [Member]
Accounts Receivable (Details) - Schedule of Impaired trade receivables [Line Items]
Total	$ 144,345	$ 104,666
Total, percentage		6.30%	2.70%